UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS





MONETTA TRUST - YOUNG INVESTOR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008




COMMON STOCK - 49.2%
NUMBER OF SHARES                                                                          MARKET VALUE

Apparel - 1.2%
  100   Nike, Inc. - CL B                                                                       $6,800

Beverages - 3.6%
  185   The Coca-Cola Co.                                                                       11,261
  140   PepsiCo, Inc.                                                                           10,108
                                                                                        --------------
                                                                                                21,369

Commercial Services - 2.1%
 *200   Visa, Inc. - CL A                                                                       12,472


Computers - 2.4%
 *100   Apple, Inc.                                                                             14,350


Cosmetics/Personal Care - 1.7%
  140   Proctor & Gamble Co.                                                                     9,810


Food - 2.8%
  100   General Mills, Inc.                                                                      5,988
  170   Wm. Wrigley Jr. Co.                                                                     10,683
                                                                                        --------------
                                                                                                16,671

Healthcare-Products - 2.8%
  250   Johnson & Johnson                                                                       16,217


Internet - 4.2%
 *100   Amazon.com, Inc.                                                                         7,130
  *40   Google, Inc. - CL A                                                                     17,619
                                                                                        --------------
                                                                                                24,749

Media - 4.2%
  800   The Walt Disney Co.                                                                     25,104


Retail - 21.4%
  200   Best Buy Co., Inc.                                                                       8,292
  200   Burger King Holdings, Inc.                                                               5,532
 *200   Dick's Sporting Goods, Inc.                                                              5,356
 *150   GameStop  Corp. - CL A                                                                   7,756
  400   Home Depot, Inc.                                                                        11,188
  250   J.C. Penney Co., Inc.                                                                    9,427
 *250   Kohl's Corp.                                                                            10,723
  300   McDonald's Corp.                                                                        16,731
  200   Target Corp.                                                                            10,136
 *200   Under Armor, Inc.                                                                        7,320
  195   Wal-Mart Stores, Inc.                                                                   10,273
  400   Wendy's Int'l, Inc.                                                                      9,224
  400   Yum! Brands, Inc.                                                                       14,884
                                                                                        --------------
                                                                                               126,842

Toys/Games/Hobbies - 2.8%
 *325   Marvel Entertainment, Inc.                                                               8,707
  400   Mattel, Inc.                                                                             7,960
                                                                                        --------------
                                                                                                16,667

                                                                                        --------------
TOTAL COMMON STOCK                                                                             291,051
  (COST $300,398) (a)


EXCHANGE TRADED FUNDS - 49.6%
NUMBER OF SHARES

  215   iSHARES S&P 100 Index Fund                                                              13,261
  415   iShares S&P 500 Growth Index Fund                                                       26,058
  350   iShares S&P 500 Value Index Fund                                                        24,241
  133   iShares S&P 500 Index Fund                                                              17,566
1,040   SPDR Trust Series 1                                                                    136,968
  475   Vanguard Growth ETF                                                                     27,555
  400   Vanguard Large-Cap ETF                                                                  23,788
  400   Vanguard Value ETF                                                                      24,052

                                                                                        --------------
TOTAL EXCHANGE TRADED FUNDS                                                                    293,489
  (COST $320,640) (a)


VARIABLE RATE DEMAND NOTES - 0.9%
PRINCIPAL AMOUNT

5,600   Wisconsin Corp. Central Credit Union - 2.324%**                                          5,600

                                                                                        --------------
TOTAL VARIABLE RATE DEMAND NOTES                                                                 5,600
  (COST $5,600) (a)

                                                                                        --------------
TOTAL INVESTMENTS - 99.7%                                                                      590,140
  (Cost $626,638) (a)

OTHER ASSETS LESS LIABILITIES - 0.3%                                                             2,058

                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                       $592,198

                                                                                        ==============





(a) Cost for book and tax purposes is $626,638; the aggregate gross unrealized appreciation is $16,207 and the aggregate gross unrealized depreciation is $52,705, resulting in net unrealized depreciation of $36,498.

* Non-income producing security.

** Rate in effect at March 31, 2008.







MONETTA TRUST - MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008






COMMON STOCK - 94.6%
NUMBER OF SHARES                                                                          MARKET VALUE

Advertising - 1.8%
   *2,000   Focus Media Holdings Ltd. - ADR (b)                                                $70,300


Aerospace/Defense - 2.7%
   *3,000   BE Aerospace, Inc.                                                                 104,850


Biotechnology - 6.0%
   *1,500   Celgene Corp.                                                                       91,935
   *1,000   Illumina, Inc.                                                                      75,900
   *1,000   Millipore Corp.                                                                     67,410
                                                                                        --------------
                                                                                               235,245

Building Materials - 2.7%
    1,000   Martin Marietta Materials, Inc.                                                    106,170


Chemicals - 3.3%
     600   CF Industries Holdings, Inc.                                                         62,172
   1,200   FMC Corp.                                                                            66,588
                                                                                        --------------
                                                                                               128,760

Commercial Services - 3.6%
  *4,000   Quanta Services, Inc.                                                                92,680
    *800   Visa, Inc. - CL A                                                                    49,888
                                                                                        --------------
                                                                                               142,568

Computers - 5.8%
  *1,000   Apple, Inc.                                                                         143,500
  *3,000   Cognizant Technology Solutions Corp. - CL A                                          86,490
                                                                                        --------------
                                                                                               229,990
Diversified Financial Services - 1.6%
   8,500   IntercontinentalExchange, Inc.                                                       65,250


Electronics - 2.9%
  *2,000   Thermo Fisher Scientific, Inc.                                                      113,680


Energy-Alternate Sources - 1.5%
  *1,500   Suntech Power Holdings Co., Ltd. - SP ADR (b)                                        60,840


Engineering & Construction - 3.5%
     500   Fluor Corp.                                                                          70,580
    *900   Jacobs Engineering Group, Inc.                                                       66,231
                                                                                        --------------
                                                                                               136,811

Food - 1.9%
   2,000   Corn Products Int'l, Inc.                                                            74,280


Healthcare-Services - 4.1%
  *1,000   Covance, Inc.                                                                        82,970
  *2,000   WellCare Health Plans, Inc.                                                          77,900
                                                                                        --------------
                                                                                               160,870

Home Builders - 5.0%
  *2,000   Desarrolladora Homex S.A. de C.V.                                                   116,100
   3,300   KB HOME                                                                              81,609
                                                                                        --------------
                                                                                               197,709

Internet - 8.6%
    *250   Baidu.com, Inc. - SP ADR (b)                                                         59,908
   1,500   Ctrip.com International, Ltd. - ADR (b)                                              79,530
  *1,000   Equinix, Inc.                                                                        66,490
    *550   Priceline.com, Inc.                                                                  66,473
  *2,000   VeriSign, Inc.                                                                       66,480
                                                                                        --------------
                                                                                               338,881

Machinery-Construction & Mining - 2.5%
   1,500   Joy Global, Inc.                                                                     97,740


Machinery-Diversified - 4.7%
  *2,000   AGCO Corp.                                                                          119,760
   1,100   Roper Industries, Inc.                                                               65,384
                                                                                        --------------
                                                                                               185,144

Media - 3.3%
   2,000   Clear Channel Communications, Inc.                                                   58,440
 *25,000   Sirius Satellite Radio, Inc.                                                         71,500
                                                                                        --------------
                                                                                               129,940

Oil & Gas - 11.4%
   1,000   Diamond Offshore Drilling, Inc.                                                     116,400
   1,500   Noble Energy, Inc.                                                                  109,200
   2,000   Valero Energy Corp.                                                                  98,220
   2,000   XTO Energy, Inc.                                                                    123,720
                                                                                        --------------
                                                                                               447,540

Oil & Gas Services - 1.6%
  *1,000   Oceaneering Int'l, Inc.                                                              63,000


Retail - 2.0%
   1,500   GameStop  Corp. - CL A                                                               77,565


Savings & Loans - 1.3%

   5,000   Washington Mutual, Inc.                                                              51,500


Software - 1.7%
  *4,000   Informatica Corp.                                                                    68,240


Telecommunications - 9.1%
  *2,200   Ciena Corp.                                                                          67,826
  *8,000   Metropcs Communications, Inc.                                                       136,000
  *2,000   NII Holdings, Inc.                                                                   63,560
   3,000   VimpelCom - SP ADR (b)                                                               89,670
                                                                                        --------------
                                                                                               357,056

Transportation - 2.0%
   3,000   Diana Shipping, Inc.                                                                 78,960

                                                                                        --------------
TOTAL COMMON STOCK                                                                           3,722,889
  (COST $3,278,516)(a)



VARIABLE RATE DEMAND NOTES - 5.0%
PRINCIPAL AMOUNT

  56,700   American Family Financial Services Co. - 1.944%**                                    56,700
 138,400   Wisconsin Corp. Central Credit Union - 2.324%**                                     138,400

                                                                                        --------------
TOTAL VARIABLE RATE DEMAND NOTES                                                               195,100
  (COST $195,100)(a)
                                                                                        --------------
TOTAL INVESTMENTS - 99.6%                                                                    3,917,989
  (COST $3,473,616)(a)

OTHER ASSETS LESS LIABILITIES - 0.4%                                                            15,789

                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                     $3,933,778

                                                                                        ==============





(a) Cost for book and tax purposes is $3,473,616; the aggregate gross unrealized appreciation is $602,498 and the aggregate gross unrealized depreciation is $158,125, resulting in net unrealized appreciation of $444,373.

(b) American Depository Receipt (ADR)

*  Non-income producing security.

** Rate in effect at MARCH 31, 2008.







MONETTA TRUST - INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008




CORPORATE BONDS - 54.2%
PRINCIPAL AMOUNT                                                                          MARKET VALUE

Auto - 0.5%
   25,000   Daimler Finance NA LLC 5.900% 08/15/11                                             $25,702


Banks - 4.9%
   80,000   M&I Marshall & Ilsley Bank 5.150% 02/22/12                                          79,287
  175,000   Royal Bank of Scotland Group PLC 9.118% 03/31/49                                   176,622
                                                                                        --------------
                                                                                               255,909
Chemicals - 2.1%
  100,000   PPG Industries, Inc. 7.400% 08/15/19                                               110,569


Electric - 9.5%
   23,000   Consolidated Edison Co. of New York 6.900% 10/01/28                                 24,025
   75,000   Detroit Edison Co. 6.125% 10/01/10                                                  79,496
   35,000   Duke Energy Corp. 7.375% 03/01/10                                                   37,417
   45,000   Ipalco Enterprises, Inc. 8.625% 11/14/11                                            47,587
   75,000   Ohio Power Co. 4.850% 01/15/14                                                      72,051
   75,000   Pepco Holdings, Inc. 6.450% 08/15/12                                                79,991
  150,000   Westar Energy, Inc. 7.125% 08/01/09                                                157,251
                                                                                        --------------
                                                                                               497,818
Energy - 1.9%
  100,000   Chesapeake Energy Corp. 6.625% 01/15/16                                             98,500


Finance - 6.8%
   80,000   Boeing Capital Corp. 6.100% 03/01/11                                                85,174
   50,000   Citigroup Global Markets 5.250%** 12/20/17                                          50,243
  160,000   Lehman Brothers Holdings 6.120%** 02/09/17                                         115,400
   30,000   Lehman Brothers Holdings 4.000%** 04/16/19                                          29,255
   35,000   SLM Corp. 5.125% 08/27/12                                                           27,029
   65,000   SLM Corp. 5.375% 01/15/13                                                           49,863
                                                                                        --------------
                                                                                               356,964
Insurance - 9.9%
   82,000   CNA Financial Corp. 6.950% 01/15/18                                                 83,852
   50,000   Fidelity Nat'l Financial 5.250% 03/15/13                                            49,955
  172,000   GE Global Insurance Holdings 7.500% 06/15/10                                       184,967
   30,000   Principal Life, Inc. 6.120%** 10/01/14                                              27,337
  175,000   Reinsurance Group of America 6.750% 12/15/11                                       174,023
                                                                                        --------------
                                                                                               520,134
Mortgage/Asset Backed - 2.1%
  111,248   Bear Stearns Commercial Mortgage Securities, Inc. 6.440% 06/16/30                  111,155


Pipelines - 5.4%
  250,000   Enbridge Energy Partners 7.000% 10/01/18                                           281,619


Regional Malls - 1.3%
   65,000   Simon Property Group LP 7.000% 07/15/09                                             66,724


Special Purpose - 1.0%
   50,000   BankAmerica Institutional - A 8.070% 12/31/26                                       51,664


Telephone - 5.3%
  125,000   Deutsche Telekom Int'l Finance 8.500%** 06/15/10                                   133,780
  135,000   France Telecom 7.750% 03/01/11                                                     146,482
                                                                                        --------------
                                                                                               280,262
Transport-Equipment & Leasing - 0.4%
   20,000   GATX Financial Corp. 6.000% 11/19/08                                                20,340


Wireless Equipment - 3.1%
  100,000   Motorola Inc. 7.500% 05/15/25                                                       87,420
   75,000   Qwest Corp. 7.500% 06/15/23                                                         76,451
                                                                                        --------------
                                                                                               163,871

                                                                                        --------------
TOTAL CORPORATE BONDS                                                                        2,841,231
  (COST $2,887,048)(a)



U.S. GOVERNMENT AGENCIES - 18.6%
PRINCIPAL AMOUNT

  200,000   Federal Home Loan Mortgage Corp. 5.500% 08/15/18                                   200,071
   45,000   Federal National Mortgage Assoc. 5.000% 04/26/19                                    45,029
   55,000   Federal National Mortgage Assoc. 5.000% 05/17/19                                    55,036
  150,000   Federal National Mortgage Assoc. 6.000%** 02/24/21                                 150,127
   50,000   Federal Home Loan Mortgage Corp. 5.000%** 11/19/18                                  50,176
   40,000   Federal Home Loan Mortgage Corp. 5.000% 04/01/15                                    40,000
   50,000   Federal Home Loan Mortgage Corp. 4.625% 07/09/13                                    50,295
  350,000   Private Export Funding 5.685% 05/15/12                                             385,429

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                 976,163
  (COST $952,516)(a)


U.S. TREASURY NOTES - 5.2%
PRINCIPAL AMOUNT

  240,000   U.S. Treasury Note 5.125% 05/15/16                                                 273,488

                                                                                        --------------
TOTAL U.S. TREASURY NOTES                                                                      273,488
  (COST $243,068)(a)


MUNICIPAL BONDS - 14.3%
PRINCIPAL AMOUNT

   50,000   Albuquerque New Mexico Golf Course 6.600% 07/01/08                                  50,298
  500,000   Boston University MA 6.438%** 10/01/19                                             500,000
  100,000   Houston TX Utitlity System Revenue Bonds 6.292%** 05/15/34                         100,000
  100,000   Kronewetter Wisconsin Redevelopment Authority 6.375% 06/01/08                      100,316

                                                                                        --------------
TOTAL MUNICIPAL BONDS                                                                          750,614
  (COST $750,123)(a)



VARIABLE RATE DEMAND NOTES - 7.0%
  159,700   American Family Financial Services Co.- 1.944%**                                   159,700
  206,800   Wisconsin Corp. Central Credit Union - 2.324%**                                    206,800

                                                                                        --------------
TOTAL VARIABLE RATE DEMAND NOTES                                                               366,500
  (COST $366,500)(a)
                                                                                        --------------
TOTAL INVESTMENTS - 99.3%                                                                    5,207,996
  (COST $5,199,255)(a)

OTHER ASSETS LESS LIABILITIES - 0.7%                                                            38,326

                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                     $5,246,322

                                                                                        ==============





(a) Cost for book and tax purposes is $5,199,255; the aggregate gross unrealized appreciation is $104,583 and aggregate gross unrealized depreciation is $95,842, resulting in net unrealized appreciation of $8,741.

**   Rate in effect on March 31, 2008.







MONETTA TRUST - GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008




FEDERAL NATIONAL MORTGAGE ASSOC. - 30.1%
PRINCIPAL AMOUNT                                                                                VALUE

  685,000   Federal National Mortgage Association 2.850% 04/21/08                             $683,967
  685,000   Federal National Mortgage Association 2.640% 05/08/08                              683,141
  415,000   Federal National Mortgage Association 2.630% 04/14/08                              414,606
                                                                                        --------------
                                                                                             1,781,714

FEDERAL HOME LOAN MORTGAGE CORP. - 9.7%
PRINCIPAL AMOUNT

  575,000   Federal Home Loan Mortgage Corp. 1.888% 06/12/08                                   572,829


FEDERAL HOME LOAN BANK - 45.6%
PRINCIPAL AMOUNT

  825,000   Federal Home Loan Bank 1.850% 06/20/08                                             821,608
  595,000   Federal Home Loan Bank 2.729% 04/30/08                                             593,692
  740,000   Federal Home Loan Bank 2.220% 06/04/08                                             737,080
  545,000   Federal Home Loan Bank 2.400% 05/21/08                                             543,183
                                                                                        --------------
                                                                                             2,695,563

FEDERAL FARM CREDIT BANK - 14.4%
PRINCIPAL AMOUNT

  850,000   Farmer Mac Discount Note 3.609% 04/09/08                                           849,318

                                                                                        --------------

TOTAL INVESTMENTS - 99.8%                                                                    5,899,424
  (COST $5,899,424) (a)

OTHER ASSETS LESS LIABILITIES - 0.2%                                                            13,435
                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                     $5,912,859

                                                                                        ==============



(a)  Cost is identical for book and tax purposes.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 13, 2008
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      MAy 13, 2008
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 13, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 13, 2008
    ----------------------------------------------------------------------------